Discontinued Operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS [Abstract]
Total current assets of discontinued operations	$ 416,159	$ 495,003
NON-CURRENT ASSETS [Abstract]
Restricted cash	0	0	$ 350,000
CURRENT LIABILITIES [Abstract]
Total current liabilities of discontinued operations	1,315,502	1,619,763
OTHER INCOME/(EXPENSES) [Abstract]
Net income and comprehensive income from discontinued operations, before taxes	115,214	19,695,969	129,759,646
Net income and comprehensive income from discontinued operations, net of taxes	321,387	19,695,969	129,456,050
All Aframax/LR2 Vessels [Member] | Discontinued Operations [Member]
CURRENT ASSETS [Abstract]
Cash and cash equivalents	3,520	4,836
Due from related parties, current	411,496	467,701
Accounts receivable trade, net	0	0
Inventories	0	0
Prepaid expenses and other assets	1,143	22,466
Total current assets of discontinued operations	416,159	495,003
NON-CURRENT ASSETS [Abstract]
Vessels, net	0	0
Restricted cash	0	0
Deferred charges, net	0	0
Total non-current assets of discontinued operations	0	0
CURRENT LIABILITIES [Abstract]
Current portion of long-term debt, net	0	0
Accounts payable	1,436	65,117
Accrued liabilities	1,314,066	1,554,646
Total current liabilities of discontinued operations	1,315,502	1,619,763
NON-CURRENT LIABILITIES [Abstract]
Long-term debt, net	0	0
Total non-current liabilities of discontinued operations	0	0
REVENUES [Abstract]
Vessel revenues	0	605,841	56,163,961
EXPENSES [Abstract]
Voyage expenses (including $724,316, $8,140 and $0 to related party for the year ended December 31, 2023, 2024 and 2025, respectively)	133,973	(23,675)	(1,939,564)
Vessel operating expenses	(11,116)	(343,833)	(11,691,675)
Management fees to related parties	0	(24,936)	(1,443,009)
Depreciation and amortization	0	(35,305)	(3,475,084)
Recovery of provision for doubtful accounts	0	0	266,732
Gain on sale of vessels	0	19,559,432	90,800,434
Total expenses	122,857	19,131,683	72,517,834
Operating income	122,857	19,737,524	128,681,795
OTHER INCOME/(EXPENSES) [Abstract]
Interest and finance costs	(7,656)	(82,878)	(932,438)
Interest income	0	40,134	2,018,804
Foreign exchange (losses)/gains	13	1,189	(8,515)
Total other income/(expenses), net	(7,643)	(41,555)	1,077,851
Net income and comprehensive income from discontinued operations, before taxes	115,214	19,695,969	129,759,646
Income taxes	206,173	0	(303,596)
Net income and comprehensive income from discontinued operations, net of taxes	321,387	19,695,969	129,456,050
Voyage expenses, related party	0	8,140	724,316
All Aframax/LR2 Vessels [Member] | Discontinued Operations [Member] | Time Charter [Member]
REVENUES [Abstract]
Vessel revenues	0	1,355	8,709,215
All Aframax/LR2 Vessels [Member] | Discontinued Operations [Member] | Voyage Charter [Member]
REVENUES [Abstract]
Vessel revenues	0	0	552,859
All Aframax/LR2 Vessels [Member] | Discontinued Operations [Member] | Pool [Member]
REVENUES [Abstract]
Vessel revenues	$ 0	$ 604,486	$ 46,901,887